ORDINARY SHARES (Details Textual) (USD $)	0 Months Ended	12 Months Ended
	Apr. 08, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 35,690
Shares, Outstanding		8,459,272	7,971,465	8,459,272	7,971,465	7,949,965
Ordinary Shares Dividend Rate Percentage	6.00%